Leases, Lease payments (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Future minimum lease payments [Abstract]
Lease payments		$ 71,441	$ 126,379
Financial charges		(25,236)	(43,777)
Net present value		46,205	82,602
Expense relating to payments not included in the measurement of the lease liability [Abstract]
Short-term leases	[1]	745,349	803,420	$ 523,174
Leases of low value assets		10,920	10,399	8,294
Expense relating to payments not included in the measurement of the lease liability		756,269	813,819	531,468
Committed on short-term leases and total commitment		11,070	67,204
Lease commitments that had not yet started		0	0
Cash outflow for leases		767,339	881,023	$ 609,905
Within the 1st Year [Member]
Future minimum lease payments [Abstract]
Lease payments		10,717	34,518
Financial charges		(6,213)	(12,099)
Net present value		4,504	22,419
1 to 3 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		21,431	29,212
Financial charges		(10,297)	(14,693)
Net present value		11,134	14,519
3 to 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		21,432	26,574
Financial charges		(6,706)	(10,831)
Net present value		14,726	15,743
After 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		17,861	36,075
Financial charges		(2,020)	(6,154)
Net present value		$ 15,841	$ 29,921

[1]	Corresponds to the leasing of dredging and parcel tankers vessels, as well as the corporate offices.